Filed pursuant to Rule 497(e)
Registration Nos. 333-215588; 811-23226

Supplement Dated
April 29, 2022

to the

AAF First Priority CLO Bond ETF (AAA)

Statement of Additional Information
dated November 30, 2021, as previously supplemented

a series of Listed Funds Trust
(the “Fund”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.